UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21344

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141

                      Date of fiscal year end: MAY 31, 2005

                   Date of reporting period: FEBRUARY 28, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                            RATINGS +                         STATED          MARKET
   VALUE                DESCRIPTION O             MOODY'S    S&P         COUPON        MATURITY *        VALUE
----------    --------------------------------- ------------------    -----------   --------------  --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS ** - 151.6%

      AEROSPACE & DEFENSE - 3.2%
              AEROSPACE & DEFENSE - 3.2%
$   2,220,588 ILC Industries, Inc. (d) ........    NR(a)    NR(a)         8.40%         2/07/11     $    2,242,794
      830,769 Standard Aero Holdings, Inc. ....     B2       B+        5.17%-5.28%      8/24/12            842,192
                                                                                                    --------------
              TOTAL AEROSPACE & DEFENSE                                                                  3,084,986
                                                                                                    --------------

      AUTOMOBILES - 0.8%
              AUTOMOBILE MANUFACTURERS - 0.8%
      746,690 NFIL Holdings Corp. .............     B1       B+           4.14%         2/27/10            756,491
                                                                                                    --------------
              TOTAL AUTOMOBILES                                                                            756,491
                                                                                                    --------------

      BEVERAGES - 1.1%
              SOFT DRINKS - 1.1%
    1,000,000 Culligan Corp. ..................     B1       B+           5.09%         9/30/11          1,014,167
                                                                                                    --------------
              TOTAL BEVERAGES                                                                            1,014,167
                                                                                                    --------------

      BUILDING PRODUCTS - 4.1%
              BUILDING PRODUCTS - 4.1%
      921,875 Headwaters Inc. .................     B1       B+        5.92%-7.75%      4/30/11            933,783
    2,000,000 Landsource Communities
                 Development LLC ..............    NR(a)    NR(a)         5.19%         3/31/10          2,026,250
      971,000 PGT Industries, Inc. ............    NR(a)    NR(a)      5.71%-5.93%      1/29/10            984,351
                                                                                                    --------------
              TOTAL BUILDING PRODUCTS                                                                    3,944,384
                                                                                                    --------------

      CHEMICALS - 3.2%
              DIVERSIFIED CHEMICALS - 3.2%
      191,607 BCP Crystal US
                 Holdings Corp. (b) ...........     B1       B+           0.75%         1/26/12            194,481
      808,393 BCP Crystal US Holdings Corp. ...     B1       B+        5.06%-5.13%      1/26/12            824,435
    2,000,000 Rockwood Specialties
                 Group, Inc. ..................     B1       B+           4.95%        12/10/12          2,031,428
                                                                                                    --------------
              TOTAL CHEMICALS                                                                            3,050,344
                                                                                                    --------------

      COMMERCIAL SERVICES & SUPPLIES - 7.8%
              DIVERSIFIED COMMERCIAL SERVICES - 2.1%
      980,952 Allied Security Holdings LLC ....     B2       B+           6.81%         6/30/10            995,667
      995,000 SecurityCo, Inc. ................    NR(a)      B           6.44%         6/28/10          1,004,950
                                                                                                    --------------
                                                                                                         2,000,617
                                                                                                    --------------

              ENVIRONMENTAL SERVICES - 1.6%
    1,478,261 Duratek, Inc. ...................     B1       BB-       5.38%-6.00%     12/16/09          1,476,413
                                                                                                    --------------

              OFFICE SERVICES & SUPPLIES - 4.1%
    1,953,933 Infrasource Inc. ................     Ba3      BB-          5.56%         9/30/10          1,963,703
    1,965,063 Monitronics International, Inc. .     B1       B+        7.04%-7.09%      8/26/09          1,984,713
                                                                                                    --------------
                                                                                                         3,948,416
                                                                                                    --------------
              TOTAL COMMERCIAL SERVICES & SUPPLIES                                                       7,425,446
                                                                                                    --------------


             See Notes to Quarterly Portfolio of Investments              Page 1

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                            RATINGS +                         STATED          MARKET
   VALUE                DESCRIPTION O             MOODY'S    S&P         COUPON        MATURITY *        VALUE
----------    --------------------------------- ------------------    -----------   --------------  --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS ** - CONTINUED


      CONTAINERS & PACKAGING - 5.8%
              METAL & GLASS CONTAINERS - 2.4%
$   1,730,501 Berry Plastics Corp. ............     B1       B+        4.68%-4.77%      6/30/10     $    1,754,295
      539,945 Owens-Illinois Group, Inc. ......     B1       BB-          5.37%         4/01/08            549,260
                                                                                                    --------------
                                                                                                         2,303,555
                                                                                                    --------------

              PAPER PACKAGING - 3.4%
      359,296 Boise Cascade, LLC ..............     Ba3      BB           4.94%        10/28/11            365,718
    1,000,000 Graham Packaging
                 Holdings Company .............     B2        B        5.00%-5.13%     10/07/11          1,017,500
    1,820,511 Graphic Packaging
                 International, Inc. ..........     B1       B+        5.06%-5.44%      8/08/10          1,851,004
                                                                                                    --------------
                                                                                                         3,234,222
                                                                                                    --------------
              TOTAL CONTAINERS & PACKAGING                                                               5,537,777
                                                                                                    --------------

      DIVERSIFIED FINANCIAL SERVICES - 1.3%
              SPECIALIZED FINANCE - 1.3%
    1,211,250 Refco Finance Holdings LLC ......     B1       BB-          5.37%         8/05/11          1,226,088
                                                                                                    --------------
              TOTAL DIVERSIFIED FINANCIAL SERVICES                                                       1,226,088
                                                                                                    --------------

      DIVERSIFIED TELECOMMUNICATION SERVICES - 5.0%
              INTEGRATED TELECOMMUNICATION SERVICES - 5.0%
      712,753 GCI Holdings, Inc. ..............     Ba2      BB+          4.92%        10/31/07            717,653
      973,684 Language Line Acquisition, Inc. .     B2        B           6.87%         5/31/11            985,449
    1,000,000 NTELOS Inc. (d) .................     B3      CCC+          7.62%         1/25/12          1,025,000
    2,000,000 NTL Investment Holdings Ltd. ....     B1       BB-          5.20%         5/10/12          2,030,000
                                                                                                    --------------
              TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                               4,758,102
                                                                                                    --------------

      ELECTRIC UTILITIES - 9.5%
              ELECTRIC UTILITIES - 9.5%
    1,183,756 Allegheny Energy Supply Inc. ....     Ba3      BB-       4.76%-5.15%      3/08/11          1,207,135
    2,000,000 Astoria Energy LLC ..............     Ba3      B+        6.86%-7.81%      4/16/12          2,040,000
    1,546,875 NRG Energy, Inc. ................     Ba3      BB           4.52%        12/24/11          1,566,211
    1,203,125 NRG Energy, Inc.,
                 (Letter of Credit) ...........     Ba3      BB           4.33%        12/24/11          1,218,164
    1,000,000 Reliant Energy, Inc. ............     B1       B+        5.00%-5.07%      4/30/10          1,014,464
    1,088,538 Riverside Energy Center, LLC ....     Ba3      BB-          6.98%         6/24/11          1,110,309
      773,303 Rocky Mountain Energy
                 Center, LLC ..................     Ba3      BB-          6.98%         6/24/11            788,769
       84,958 Rocky Mountain Energy Center,
                 LLC, (Letter of Credit) ......     Ba3      BB-          6.98%         6/24/11             86,658
                                                                                                    --------------
              TOTAL ELECTRIC UTILITIES                                                                   9,031,710
                                                                                                    --------------

      ENERGY EQUIPMENT & SERVICES - 3.2%
              OIL & GAS EQUIPMENT & SERVICES - 3.2%
    1,000,000 Complete Energy Services, Inc. ..    NR(a)    NR(a)         6.00%         2/08/12          1,007,500
    2,000,000 Ferrell Companies, Inc. .........    NR(a)    NR(a)      6.09%-8.00%     12/17/11          2,030,000
                                                                                                    --------------
              TOTAL ENERGY EQUIPMENT & SERVICES                                                          3,037,500
                                                                                                    --------------


Page 2       See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                            RATINGS +                         STATED          MARKET
   VALUE                DESCRIPTION O             MOODY'S    S&P         COUPON        MATURITY *        VALUE
----------    --------------------------------- ------------------    -----------   --------------  --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS ** - CONTINUED

      FOOD & STAPLES RETAILING - 2.1%
              DRUG RETAIL - 2.1%
$   1,990,000 The Jean Coutu Group (PJC) Inc. .     Ba3      BB-          5.00%         7/30/11     $    2,024,825
                                                                                                    --------------
              TOTAL FOOD & STAPLES RETAILING                                                             2,024,825
                                                                                                    --------------

      FOOD PRODUCTS - 5.0%
              PACKAGED FOODS & MEATS - 5.0%
    1,790,682 Nellson Nutraceutical Inc. ......    NR(a)    NR(a)         9.50%        10/04/09          1,777,252
    2,000,000 THL Food Products Company(e) ....     B2       B-           6.59%        11/21/11          2,055,000
      919,293 THL Food Products Company .......     B1       B+        4.84%-6.75%     11/21/10            933,657
                                                                                                    --------------
              TOTAL FOOD PRODUCTS                                                                        4,765,909
                                                                                                    --------------

      HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
              HEALTH CARE SUPPLIES - 0.8%
      775,970 Advanced Medical Optics, Inc. ...     B1       BB-          4.59%         6/25/09            783,245
                                                                                                    --------------
              TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                       783,245
                                                                                                    --------------

      HEALTH CARE PROVIDERS & SERVICES - 14.2%
              HEALTH CARE FACILITIES - 1.0%
    1,000,000 Select Medical Corp. ............     B1       BB-          4.63%         1/26/12          1,011,250


              HEALTH CARE SERVICES - 12.1%
    1,246,875 Ardent Health Services, Inc. ....     B1       B+           4.80%         8/12/11          1,261,682
      997,500 CHS/Community Health
                 Systems, Inc. ................     Ba3      BB-       4.42%-4.64%      8/19/11          1,008,254
    1,967,677 DaVita Inc. .....................     Ba2      BB        4.17%-4.85%      6/30/09          1,968,907
    1,000,000 Diagnostic Imaging Holdings, Inc.     B2       B+           6.18%        12/31/10          1,007,500
    2,000,000 Encore Medical IHC, Inc. ........     B1        B           5.59%        10/04/10          2,030,000
      946,123 Team Health, Inc. ...............     B1       B+           5.81%         3/23/11            948,488
    1,440,329 US Oncology Holdings, Inc. ......     Ba3      B+        4.88%-5.63%      8/20/11          1,458,333
    1,830,667 VWR International, Inc. .........     B2       B+           5.17%         4/07/11          1,861,330
                                                                                                    --------------
                                                                                                        11,544,494
                                                                                                    --------------

              MANAGED HEALTH CARE - 1.1%
      997,500 Vanguard Health Systems, Inc.         B2        B           5.79%         9/23/11          1,015,892
                                                                                                    --------------
              TOTAL HEALTH CARE PROVIDERS &SERVICES                                                     13,571,636
                                                                                                    --------------

      HOTELS, RESTAURANTS & LEISURE - 12.0%
              CASINOS & GAMING - 9.9%
      995,000 Boyd Gaming Corp. ...............     Ba2      BB        3.92%-4.53%      6/30/11          1,007,438
    2,338,942 Global Cash Access, Inc. ........     B2       B+           5.42%         3/10/10          2,350,637
    2,000,000 Marina District Finance
                 Company, Inc. ................     NR       NR           3.93%        10/20/11          2,019,166
    1,000,000 Pinnacle Entertainment, Inc. ....     B1       BB-          5.67%         8/27/10          1,012,500
    1,000,000 Seminole Tribe of Florida .......    NR(a)    NR(a)         4.88%         9/30/11          1,007,500
      170,940 Venetian Casino Resort, LLC .....     B1       BB-          4.37%         6/15/11            172,970
      829,060 Venetian Casino Resort, LLC .....     B1       BB-          0.75%         6/15/11            841,703
    1,000,000 Wynn Las Vegas, LLC (b) .........     B2       B+        1.00%-4.81%     12/14/11          1,015,625
                                                                                                    --------------
                                                                                                         9,427,539
                                                                                                    --------------


             See Notes to Quarterly Portfolio of Investments              Page 3

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                            RATINGS +                         STATED          MARKET
   VALUE                DESCRIPTION O             MOODY'S    S&P         COUPON        MATURITY *        VALUE
----------    --------------------------------- ------------------    -----------   --------------  --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS ** - CONTINUED


      HOTELS, RESTAURANTS & LEISURE - (CONTINUED)
              HOTELS, RESORTS & CRUISE LINES - 1.0%
$   1,000,000 OpBiz, LLC ......................     B3       B-           5.56%         8/31/10     $      992,188
                                                                                                    --------------

              LEISURE FACILITIES - 1.1%
      997,500 American Skiing Company .........     NR       NR        7.20%-7.29%     11/24/10          1,006,228
                                                                                                    --------------
              TOTAL HOTELS, RESTAURANTS & LEISURE                                                       11,425,955
                                                                                                    --------------

      HOUSEHOLD DURABLES - 5.3%
              HOME FURNISHINGS - 1.1%
    1,000,000 Atrium Companies, Inc. ..........     B1        B        5.20%-5.30%     12/28/11          1,013,333
                                                                                                    --------------

              HOMEBUILDING - 2.1%
    1,930,833 Lake at Las Vegas Joint
                 Venture (d) ..................     B2       B-           8.06%        11/01/10          1,967,842
                                                                                                    --------------

              HOUSEWARES & SPECIALTIES - 2.1%
      970,000 Jostens IH Corp. ................     B1       B+           4.81%        10/04/11            984,146
       54,081 Prestige Brands, Inc. ...........     B1        B        5.18%-6.75%      4/06/12             54,802
      992,500 Prestige Brands, Inc. ...........     B1        B        5.38%-6.75%      4/06/11          1,005,733
                                                                                                    --------------
                                                                                                         2,044,681
                                                                                                    --------------
              TOTAL HOUSEHOLD DURABLES                                                                   5,025,856
                                                                                                    --------------

      INSURANCE - 1.0%
              LIFE & HEALTH INSURANCE - 1.0%
      960,000 Conseco, Inc. ...................     B2       BB-          6.17%         6/22/10            976,800
                                                                                                    --------------
              TOTAL INSURANCE                                                                              976,800
                                                                                                    --------------

      IT SERVICES - 5.3%
              IT CONSULTING & OTHER SERVICES - 5.3%
    3,000,000 DynCorp International LLC .......     B2       B+           7.25%         2/11/11          3,043,749
    1,984,733 The Titan Corp. .................     Ba3      BB-       5.37%-7.00%      6/30/09          2,008,923
                                                                                                    --------------
              TOTAL IT SERVICES                                                                          5,052,672
                                                                                                    --------------

      LEISURE EQUIPMENT & PRODUCTS - 1.0%
              LEISURE PRODUCTS - 1.0%
    1,000,000 Brooklyn Basketball, LLC (e) ....     NR       NR           6.13%         6/16/08            997,500
                                                                                                    --------------
              TOTAL LEISURE EQUIPMENT & PRODUCTS                                                            997,500
                                                                                                    --------------

      MEDIA - 30.7%
              BROADCASTING & CABLE TV - 16.8%
      500,000 Cablecom GmbH ...................    NR(a)    NR(a)         5.74%         4/15/12            503,750
      500,000 Cablecom GmbH ...................    NR(a)    NR(a)         6.09%         4/15/13            503,750
    3,000,000 Century Cable Holdings, LLC .....     NR       NR           7.50%         6/30/09          2,982,321
    2,000,000 Charter Communications
                 Operating, LLC ...............     B2        B           5.73%         9/18/07          1,994,844
    2,000,000 Gray Television Inc. ............     Ba2      B+        4.30%-4.31%     12/31/10          2,023,334
    1,000,000 Mediacom Illinois LLC,
                 (Revolving Credit) (b) .......     Ba3      BB-       0.50%-5.75%     10/12/12            955,000
      997,500 NEP Supershooters, L.P. .........     B1        B           6.56%         2/03/11          1,016,203

Page 4       See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                            RATINGS +                         STATED          MARKET
   VALUE                DESCRIPTION O             MOODY'S    S&P         COUPON        MATURITY *        VALUE
----------    --------------------------------- ------------------    -----------   --------------  --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS ** - CONTINUED


      MEDIA - (CONTINUED)
              BROADCASTING & CABLE TV - (CONTINUED)
$     992,470 PanAmSat Corp. ..................     B1       BB+          5.34%         8/20/11     $    1,007,548
    2,000,000 Raycom Media, Inc. ..............     NR       NR           4.56%         4/06/12          2,022,500
    1,990,000 Salem Communications
                 Holding Corp. ................     NR       NR           4.13%         3/31/10          2,009,900
    1,000,000 UPC  Distribution Holding B.V. ..     B1        B           5.98%        12/31/11          1,012,143
                                                                                                    --------------
                                                                                                        16,031,293
                                                                                                    --------------

              MOVIES & ENTERTAINMENT - 3.1%
      997,500 Metro-Goldwyn-Mayer
                 Studios Inc. .................    NR(a)    NR(a)         5.06%         4/30/11            997,189
      962,349 Regal Cinemas Corp. .............     Ba3      BB-          4.56%        11/10/10            975,581
      990,000 WMG Acquisition Corp. ...........     B1       B+        4.72%-5.37%      3/01/11          1,004,850
                                                                                                    --------------
                                                                                                         2,977,620
                                                                                                    --------------

              PUBLISHING - 10.8%
    1,000,000 Advertising Directory
                 Solutions, Inc. ..............     B1       BB-          4.72%        11/09/11          1,013,125
    1,000,000 Advertising Directory
                 Solutions, Inc. (d) ..........     B3       B-           6.47%         5/09/12          1,027,500
    1,869,281 CBD Media, LLC ..................     B1       NR           5.09%        12/31/09          1,892,647
    1,811,652 Dex Media West, Inc. ............     Ba2      BB-       4.34%-4.75%      3/09/10          1,835,841
    2,000,000 Freedom Communications, Inc. ....     Ba3      BB        4.15%-4.59%      5/18/12          2,029,000
      577,100 Media News Group, Inc. ..........     NR       NR           4.17%        12/30/10            579,985
    1,000,000 Newspaper Holdings, Inc. ........     NR       NR           4.31%         8/24/11            998,750
      874,002 RH Donnelley Inc. ...............     Ba3      BB        4.19%-4.36%      6/30/11            886,418
                                                                                                    --------------
                                                                                                        10,263,266
                                                                                                    --------------
              TOTAL MEDIA                                                                               29,272,179
                                                                                                    --------------

      METALS & MINING - 1.1%
              ALUMINUM - 1.1%
    1,000,000 Novelis Corp. ...................     Ba2      BB-          4.50%         1/07/12          1,014,875
                                                                                                    --------------
              TOTAL METALS & MINING                                                                      1,014,875
                                                                                                    --------------

      OIL & GAS - 7.3%
              OIL & GAS EXPLORATION & PRODUCTION - 0.9%
      902,857 Plains Resources Inc. ...........     B1       BB           4.59%         7/23/10            913,579
                                                                                                    --------------

              OIL & GAS REFINING, MARKETING & TRANSPORTATION - 6.4%
    3,000,000 Alon USA, Inc. ..................     B2        B          10.00%        12/16/08          3,060,000
    2,003,445 El Paso Corp., (Letter of Credit)     B3       B-           5.15%        11/23/09          2,034,436
    1,000,000 Hawkeye Renewables, LLC .........     B2        B           6.01%         1/31/12          1,005,000
                                                                                                    --------------
                                                                                                         6,099,436
                                                                                                    --------------
              TOTAL OIL & GAS                                                                            7,013,015
                                                                                                    --------------

      PAPER & FOREST PRODUCTS - 1.0%
              PAPER PRODUCTS - 1.0%
      995,000 Appleton Papers Inc. ............     Ba3      BB        4.33%-4.79%       6/09/10         1,004,701
                                                                                                    --------------
              TOTAL PAPER & FOREST PRODUCTS                                                              1,004,701
                                                                                                    --------------

             See Notes to Quarterly Portfolio of Investments              Page 5

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                            RATINGS +                         STATED          MARKET
   VALUE                DESCRIPTION O             MOODY'S    S&P         COUPON        MATURITY *        VALUE
----------    --------------------------------- ------------------    -----------   --------------  --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS ** - CONTINUED


      PHARMACEUTICALS - 2.0%
              PHARMACEUTICALS - 2.0%
$     995,000 Accredo Health, Inc. ............     Ba2      BB           4.42%         6/30/11     $      996,865
      867,508 Warner Chilcott Corp. ...........     B2        B           5.34%         1/18/12            874,665
                                                                                                    --------------
              TOTAL PHARMACEUTICALS                                                                      1,871,530
                                                                                                    --------------

      REAL ESTATE - 10.0%
              REAL ESTATE MANAGEMENT & DEVELOPMENT - 10.0%
    1,855,817 CB Richard Ellis Services, Inc. .     B1       B+        4.06%-6.50%      3/31/10          1,867,416
    1,000,000 General Growth Properties, Inc. .     Ba2      BB+          4.84%        11/12/07          1,008,750
    2,000,000 General Growth Properties, Inc. .     Ba2      BB+          4.84%        11/12/08          2,030,454
    1,000,000 LNR Property Corp. ..............     B2       B+           5.59%         2/03/08          1,014,167
    2,000,000 LNR Property Corp.,
                 (Mezzanine Debt)(f) ..........     NR       NR           7.09%         2/03/08          2,015,000
    1,646,628 The Newkirk Master Limited
                 Partnership ..................    NR(a)    NR(a)      6.97%-7.17%     11/24/06          1,667,210
                                                                                                    --------------
              TOTAL REAL ESTATE                                                                          9,602,997
                                                                                                    --------------

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
              SEMICONDUCTORS - 1.0%
    1,000,000 Memec Group Holdings Ltd. (d) ...     B2        B          10.50%         5/05/10          1,002,500
                                                                                                    --------------
              TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                             1,002,500
                                                                                                    --------------

      SPECIALTY RETAIL - 2.1%
              SPECIALTY STORES - 2.1%
    1,995,000 Harbor Freight Tools USA, Inc. ..    NR(a)    NR(a)      4.75%-4.91%      7/15/10          2,005,972
                                                                                                    --------------
              TOTAL SPECIALTY RETAIL                                                                     2,005,972
                                                                                                    --------------

      TRANSPORTATION INFRASTRUCTURE - 3.1%
              MARINE PORTS & SERVICES - 3.1%
      995,000 Horizon Lines Holding LLC .......     B2       B+           5.39%         7/07/11          1,004,950
    2,000,000 Sirva Worldwide, Inc. ...........     Ba3      BB           4.67%        12/08/10          1,965,000
                                                                                                    --------------
              TOTAL TRANSPORTATION INFRASTRUCTURE                                                        2,969,950
                                                                                                    --------------

      WIRELESS TELECOMMUNICATION SERVICES - 1.6%
              WIRELESS TELECOMMUNICATION SERVICES - 1.6%
    1,500,000 Nextel Partners, Inc. ...........     Ba3      B+           4.94%         5/31/11          1,518,214
                                                                                                    --------------
              TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                  1,518,214
                                                                                                    --------------

              TOTAL SENIOR FLOATING RATE TERM LOAN INTERESTS ..................................        144,767,326
                                                                                                    --------------
              (Cost $141,770,122)

 SENIOR FLOATING RATE NOTES ** - 4.2%


      HOUSEHOLD DURABLES - 1.0%
              HOMEBUILDING - 1.0%
    1,000,000 Builders Firstsource, Inc. (e) ..    NR(a)    NR(a)         7.02%         2/15/12          1,001,250
                                                                                                    --------------
              TOTAL HOUSEHOLD DURABLES                                                                   1,001,250
                                                                                                    --------------


Page 6       See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                            RATINGS +                         STATED          MARKET
   VALUE                DESCRIPTION O             MOODY'S    S&P         COUPON        MATURITY *        VALUE
----------    --------------------------------- ------------------    -----------   --------------  --------------
SENIOR FLOATING RATE NOTES** - CONTINUED


      MEDIA - 3.2%
              BROADCASTING & CABLE TV - 2.1%
$   2,000,000 Paxson Communications Corp. .....     B1        B           5.41%         1/15/10     $    2,030,000
                                                                                                    --------------

              MOVIES & ENTERTAINMENT - 1.1%
    1,000,000 WMG Acquisition Corp.(e) ........     B1       B+           6.91%        12/16/11          1,005,000
                                                                                                    --------------
              TOTAL MEDIA                                                                                3,035,000
                                                                                                    --------------
              TOTAL SENIOR FLOATING RATE NOTES ................................................          4,036,250
                                                                                                    --------------
              (Cost $4,000,000)


REPURCHASE AGREEMENT - 14.3%
(COST $13,600,000)
   13,600,000    Agreement with Wachovia Capital Markets, LLC, 2.51% dated
                 2/28/05, to be repurchased at $13,600,948 on 3/01/05,
                 collateralized by $14,035,000
                 Federal Home Loan Bank, 2.55% due 8/08/07 (Value $13,891,880) ................         13,600,000
                                                                                                    --------------

              UNFUNDED LOAN COMMITMENTS - (1.7)% ..............................................         (1,665,699)
                                                                                                    --------------

              TOTAL INVESTMENTS - 168.4% ......................................................        160,737,877
              (Cost $159,370,122) (c)

              NET OTHER ASSETS AND LIABILITIES - (8.7)% .......................................         (8,270,633)
                                                                                                    --------------
              PREFERRED SHARES, AT LIQUIDATION VALUE - (59.7)% ................................        (57,000,000)
                                                                                                    --------------
              NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0% ...........................     $   95,467,244
                                                                                                    ==============

-----------------------------------------------
         o    All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shareholders.
       (a)    This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.
       (b)    All or a portion of this issue is designated in connection with unfunded loan commitments.
       (c)    Aggregate cost for federal tax purposes.
       (d)    This issue is secured by a second lien on the issuer's assets. The second lien security interest is subordinated to other debt holders.
       (e)    This issue is unsecured.
       (f)    This issue's security interest is subordinated to other debt holders.
         +    Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by
              Standard & Poor's Ratings Group are considered to be below investment grade.
        NR    Not Rated
         *    Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of the mandatory prepayment conditions and because there may be significant economic incentives for a
              Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the
              Fund's portfolio might be substantially less than the stated maturities shown in the listing of the Portfolio of Investments. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-30 months.
        **    Senior Loans may be considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.



             See Notes to Quarterly Portfolio of Investments              Page 7

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                                FEBRUARY 28, 2005

1. VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio and other assets. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities and the liquidation value of any outstanding Preferred Shares from the Fund's Managed Assets and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value, or in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

The Senior Floating Rate Term Loan Interests ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value as determined in accordance with procedures adopted by the Fund's Board of Trustees.


REPURCHASE AGREEMENT:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                          FEBRUARY 28, 2005 (UNAUDITED)


SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.


UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of February 28, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,509,781 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $142,026.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND


By (Signature and Title)*   /S/ JAMES A. BOWEN
                            ---------------------------------------
                            James A. Bowen, Chief Executive Officer
                            (principal executive officer)

Date APRIL 28, 2005
     --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /S/ JAMES A. BOWEN
                            ---------------------------------------
                            James A. Bowen, Chief Executive Officer
                            (principal executive officer)

Date APRIL 28, 2005
     --------------


By (Signature and Title)*   /S/ MARK R. BRADLEY
                            ----------------------------------------
                            Mark R. Bradley, Chief Financial Officer
                            (principal financial officer)

Date APRIL 28, 2005
     --------------

* Print the name and title of each signing officer under his or her signature.